Marketable debt securities - Disclosure of maturity analysis of debt instruments, notional amounts (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable debt securities
Notional amount	€ 505,992	€ 511,727	€ 418,294
3 to 12 months
Marketable debt securities
Notional amount	120,662	145,627	112,546
More than 5 years
Marketable debt securities
Notional amount	48,445	€ 43,894	€ 28,309
Marketable debt securities | Debt securities issued
Marketable debt securities
Notional amount	319,932
Marketable debt securities | Debt securities issued | Within 3 months
Marketable debt securities
Notional amount	38,803
Marketable debt securities | Debt securities issued | 3 to 12 months
Marketable debt securities
Notional amount	48,596
Marketable debt securities | Debt securities issued | 1 to 3 years
Marketable debt securities
Notional amount	95,699
Marketable debt securities | Debt securities issued | 3 to 5 years
Marketable debt securities
Notional amount	64,614
Marketable debt securities | Debt securities issued | More than 5 years
Marketable debt securities
Notional amount	72,220
Marketable debt securities | Subordinated debt
Marketable debt securities
Notional amount	27,715
Marketable debt securities | Subordinated debt | Within 3 months
Marketable debt securities
Notional amount	0
Marketable debt securities | Subordinated debt | 3 to 12 months
Marketable debt securities
Notional amount	790
Marketable debt securities | Subordinated debt | 1 to 3 years
Marketable debt securities
Notional amount	1,744
Marketable debt securities | Subordinated debt | 3 to 5 years
Marketable debt securities
Notional amount	2,255
Marketable debt securities | Subordinated debt | More than 5 years
Marketable debt securities
Notional amount	22,926
Marketable debt securities | Senior unsecured debt
Marketable debt securities
Notional amount	143,457
Marketable debt securities | Senior unsecured debt | Within 3 months
Marketable debt securities
Notional amount	10,056
Marketable debt securities | Senior unsecured debt | 3 to 12 months
Marketable debt securities
Notional amount	12,654
Marketable debt securities | Senior unsecured debt | 1 to 3 years
Marketable debt securities
Notional amount	50,189
Marketable debt securities | Senior unsecured debt | 3 to 5 years
Marketable debt securities
Notional amount	34,089
Marketable debt securities | Senior unsecured debt | More than 5 years
Marketable debt securities
Notional amount	36,469
Marketable debt securities | Senior secured debt
Marketable debt securities
Notional amount	107,244
Marketable debt securities | Senior secured debt | Within 3 months
Marketable debt securities
Notional amount	11,038
Marketable debt securities | Senior secured debt | 3 to 12 months
Marketable debt securities
Notional amount	12,110
Marketable debt securities | Senior secured debt | 1 to 3 years
Marketable debt securities
Notional amount	43,467
Marketable debt securities | Senior secured debt | 3 to 5 years
Marketable debt securities
Notional amount	28,116
Marketable debt securities | Senior secured debt | More than 5 years
Marketable debt securities
Notional amount	12,513
Marketable debt securities | Promissory notes and other securities
Marketable debt securities
Notional amount	41,516
Marketable debt securities | Promissory notes and other securities | Within 3 months
Marketable debt securities
Notional amount	17,709
Marketable debt securities | Promissory notes and other securities | 3 to 12 months
Marketable debt securities
Notional amount	23,042
Marketable debt securities | Promissory notes and other securities | 1 to 3 years
Marketable debt securities
Notional amount	299
Marketable debt securities | Promissory notes and other securities | 3 to 5 years
Marketable debt securities
Notional amount	154
Marketable debt securities | Promissory notes and other securities | More than 5 years
Marketable debt securities
Notional amount	€ 312